Significant Accounting Policies - Employee benefit (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies
Employee benefit expenses	¥ 148.5	¥ 63.6	¥ 103.8
Balances of employee welfare benefit	¥ 112.9	¥ 123.7